Schedule of Activity in Real Estate Facilities (Detail) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
		Jan. 31, 2021	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Real estate facilities
Real estate facilities, beginning balance		$ 1,210,102,582	$ 1,887,205,645	$ 1,593,623,628		$ 1,210,102,582
Facility acquisitions		371,507,610		298,341,568		47,162,974		$ 0
Impact of foreign exchange rate changes			(458,653)	(12,984,154)		(138,457)		4,147,798
Improvements and additions			8,237,964	8,224,603	[1]	12,151,893	[2]
Other facility acquisitions				69,981,850	[3]	15,689,143
Disposition due to deconsolidation	[4]					(15,689,143)
Acquisitions, additions and other	[4]					15,689,143
Acquisitions			23,696,536
Real estate facilities, ending balance			1,918,681,492	1,887,205,645		1,593,623,628		1,210,102,582
Accumulated depreciation
Accumulated depreciation, beginning balance		$ (115,903,045)	(202,682,688)	(155,926,875)		(115,903,045)		(83,692,491)
Depreciation expense			(39,331,373)	(48,400,073)		(40,158,233)		(31,711,102)
Impact of foreign exchange rate changes			97,602	1,644,260		71,937		(499,452)
Disposition due to deconsolidation	[4]					62,466
Accumulated depreciation, ending balance			$ (241,916,459)	(202,682,688)		(155,926,875)		$ (115,903,045)
SST IV Merger Agreement
Real estate facilities
Facility acquisitions						$ 324,344,636
SSGT II Merger Agreement
Real estate facilities
Facility acquisitions				$ 228,359,718

[1]	Included herein consists of approximately $1.0 million of solar panel installations, the remainder being comprised of other general capital improvements.
[2]	Included herein is an addition to our Riverview, Florida property of approximately $2.3 million, which added approximately 25,400 net rentable square feet and approximately 150 additional units, and opened in June of 2021. The remainder consists primarily of solar panel installations, LED lighting conversions, and other general capital improvements.
[3]	Such amount includes four individual property acquisitions completed during the year ended December 31, 2022.
[4]	Such activity primarily represents the acquisition of a property completed by SST VI OP, which as of the acquisition date was consolidated within our consolidated financial statements. On May 1, 2021, we deconsolidated SST VI OP as we were no longer the primary beneficiary, which resulted in the removal of such facility from our consolidated balance sheet. Our investment in SST VI OP is now included within “Investments in and advances to managed REITs” within our consolidated balance sheet.